LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Capital leases			$ 688	$ 1,603
Current portions of long-term debt classified as trade payables			$ 301	$ 205
Creditor Bank One [Member]
Debt Instrument [Line Items]
Minimum shareholder's equity to be maintained under debt covenants	$ 4,500	$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants	17.00%	17.00%
Debt service ratio required to be maintained under debt covenants	1.5	1.5